J.P. Morgan Mortgage Trust 2020-4 ABS-15G

Exhibit 99.12

Client Name:	JP Morgan Chase Bank, N.A.
Client Project Name:	JPMMT 2020-4
Start - End Dates:	2/7/2020 - 12/31/2020
Deal Loan Count:	37

Loan Level Tape Compare Upload

Loans in Report	37
Seller Loan ID	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	301654720	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301654705	XXXXXX	Debt to Income Ratio (Back)	43.7710	47.5913
XXXXXX	301654705	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301654697	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301654687	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301654685	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	301654684	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	301654683	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	301678150	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	301624809	XXXXXX	Property Type	Mid Rise Condo (5-8)	Low Rise Condo (1-4)
XXXXXX	301655277	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	301655274	XXXXXX	Borrower 1 First Time Home Buyer	No	Yes
XXXXXX	301678148	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301654669	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	301654668	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301654668	XXXXXX	Origination Channel	Broker	Retail
XXXXXX	301654668	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	301655270	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301655270	XXXXXX	Origination Channel	Broker	Retail
XXXXXX	301678172	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301678172	XXXXXX	Origination Channel	Broker	Retail
XXXXXX	301654661	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	301409307	XXXXXX	Disbursement Date	XXXXXX	XXXXXX

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